Consolidated Statements of Convertible Preferred Shares and Changes in Shareholders’ Equity (Deficit) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 3,822	$ 187